Concentrations (Details Textual) - Customers	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer Concentration Risk I | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%	44.00%	92.00%
Number of major customers	2	2	1
Customer Concentration Risk I | Continuing operations [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Customer Concentration Risk I | Discontinued Operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			92.00%
Number of major customers			1
Customer Concentration Risk II | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	12.00%
Number of major customers	2	2
Supplier Concentration Risk I | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%	40.00%	95.00%
Number of major customers	2	2	1
Supplier Concentration Risk I | Continuing operations [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Supplier Concentration Risk I | Discontinued Operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			94.00%
Number of major customers			1
Supplier Concentration Risk II | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	23.00%
Number of major customers	2	2